Basis of Preparation (Details) - $ / $	12 Months Ended
	Dec. 31, 2021	Apr. 08, 2022	Mar. 23, 2022
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars	20.5140
Description of significant influence	If the Company holds, directly or indirectly, 20 per-cent or more of the voting power of the investee, it is presumed that it has significant influence, unless it can be clearly demonstrated that this is not the case. If the Company holds, directly or indirectly, less than 20 per-cent of the voting power of the investee, it is presumed that the Company does not have significant influence, unless such influence can be demonstrated.
Changes in foreign exchange rates
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars		20.0770
Increase decrease in foreign currency exchange rate			2.10%